Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 6.  Cash and Cash Equivalents

	December 31,	December 31,
	2024	2025

	(in thousands)
Cash, demand deposits and checking accounts	$214,048	226,284
Time deposits with less than three months maturity date	4,100	31,220
	$218,148	257,504

Refer to Note 22 and Note 23 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of December 31, 2024 and 2025, no cash and cash equivalents were pledged with banks as collaterals.